Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-40235
Entity Registrant Name	Organon & Co.
Entity Central Index Key	0001821825
Entity Tax Identification Number	46-4838035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Hudson Street
Entity Address, Address Line Two	Floor 33
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	551
Local Phone Number	430-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false